Analysis of Net Debt - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Financial Assets and Liabilities [line items]
Cash and cash equivalents	$ 5,783	$ 7,721	$ 4,218	$ 2,686
Undrawn committed loan facilities	$ 3,983	$ 4,370
Euro [member]
Disclosure of Financial Assets and Liabilities [line items]
Percentage of total cash and cash equivalents	41.00%	59.00%
US Dollar [member]
Disclosure of Financial Assets and Liabilities [line items]
Percentage of total cash and cash equivalents	39.00%	24.00%